Eaton Vance Management

   Two International Place

   Boston, MA  02110

   (617)482-8260

   www.eatonvance.com

July 30, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance ETMF Trust (the “Trust”)

and its series Eaton Vance Balanced ETMF, Eaton Vance Global Dividend Income ETMF, Eaton Vance Large-Cap Growth ETMF, Eaton Vance Large-Cap Value ETMF, Eaton Vance Richard Bernstein All Asset Strategy ETMF, Eaton Vance Richard Bernstein Equity Strategy ETMF, Eaton Vance Small-Cap ETMF, Eaton Vance Stock ETMF, Parametric Emerging Markets ETMF and Parametric International Equity ETMF (collectively, the “Funds”)

(1940 Act File No. 811-22982)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 402 thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), including prospectuses and statements of additional information for the Funds, and exhibits.  Pursuant to General Instruction B of Form N-1A, no filing fees are required to be paid prior to or at the time of filing the Registration Statement.

Pursuant to Rule 302 under Regulation S-T, the Trust will maintain the manually signed Registration Statement at its principal offices.  A Notification of Registration on Form N-8A was filed immediately prior to the filing of the Registration Statement.

If you have any questions or comments concerning the enclosed Registration Statement, please contact the undersigned at (617) 672-8305.

Very truly yours,

/s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Vice President